OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Feb. 28, 2017	Feb. 29, 2016
OTHER CURRENT ASSETS
Deposits on inventory	$ 368	$ 670
Prepaid expenses	840	1,355
Indirect taxes receivable	388	610
Deferred financing costs		18
Receivable from contract manufacturers and other items	195	124
Total other current assets	$ 1,791	$ 2,777